                                  KENT FUNDS


                         Supplement dated June 10, 1999
                                     To the
                      Statement of Additional Information
                               Dated May 1, 1999

The Kent Growth and Income Fund          The Kent Short Term Bond Fund
The Kent Index Equity Fund               The Kent Tax-Free Income Fund
The Kent Large Company Growth Fund       The Kent Intermediate Tax-Free Fund
The Kent Small Company Growth Fund       The Kent Michigan Municipal Bond Fund
The Kent International Growth Fund       The Kent Money Market Fund
The Kent Income Fund                     The Kent Government Money Market Fund
The Kent Intermediate Bond Fund          The Kent Michigan Municipal Money Market Fund



     During the regular quarterly meeting of the Board of Trustees on June 3, 1999, the Trustees elected E. Philip Farley to the Board. Accordingly, the section entitled "TRUSTEES AND OFFICERS" is amended by adding the following provisions.

     The following shall be added to the list of Trustees and officers on page
31:

     . E. Philip Farley, Trustee, 59; retired; formerly Executive Vice President of Old Kent Financial Corporation - Manager of Community Banks from 1998 to retirement; prior to that Executive Vice President of the Investment Management and Trust Department of Old Kent Bank.

The table on page 32 is hereby deleted and replaced with the following:

                                                           Total Compensation
                                                           from the Trust and
Name of Person                    Aggregate Compensation   Fund Complex Paid
 and Position                         from the Trust       to Trustees
-------------------               ----------------------   -----------------

Joseph F. Damore, Trustee             $15,000*                 $15,000

E. Philip Farley, Trustee             $     0                  $     0

Walter B. Grimm, Trustee              $     0                  $     0

James F. Rainey, Trustee              $15,000*                 $15,000

Ronald F. VanSteeland, Trustee        $15,000                  $15,000
-------------------

* During the fiscal year ended December 31, 1998, Mr. Damore deferred $15,000 of his compensation and Mr. Rainey deferred $7,500 of his compensation pursuant to the Deferred Compensation Plan.